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                      [American Express Company letterhead]


March 10, 2006


VIA FACSIMILE & VIA DELIVERY

Max A. Webb, Esquire, Assistant Director
Office of Structured Finance, Transportation and Leisure
Division of Corporation Finance
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re: American Express Receivables Financing Corporation II American Express Receivables Financing Corporation III LLC American Express Receivables Financing Corporation IV LLC American Express Credit Account Master Trust
         Response to SEC Comment Letter dated March 1, 2006
         File Nos. 333-130508; 01-03
         -----------------------------------------------------------

Dear Mr. Webb:

         On behalf of American Express Receivables Financing Corporation II ("RFC II"), American Express Receivables Financing Corporation III LLC ("RFC III") and American Express Receivables Financing Corporation IV LLC ("RFC IV"), as depositors (the "Depositors") to the American Express Credit Account Master Trust (the "Trust" or the "Issuing Entity"), this letter responds to your letter dated March 1, 2006, providing comments to Amendment No. 1 to the Registration Statement on Form S-3 (the "Registration Statement") submitted on February 16, 2006, by the Depositors and the Issuing Entity. RFC II, RFC III, RFC IV, American Express Travel Related Services Company, Inc. ("TRS"), as servicer of the Trust, American Express Centurion Bank ("Centurion"), as sponsor and sole equity owner of RFC III, and American Express Bank, FSB ("FSB"), as sponsor and sole equity owner of RFC IV, are collectively referred to herein as "American Express."

         For your convenience, each of your comments has been reproduced below, followed by American Express' response. Enclosed with this letter is Amendment No. 3 to the Registration Statement on Form S-3 ("Amendment No. 3") dated March 10, 2006, marked to show all changes to the Registration Statement. All capitalized terms defined in the prospectus and used in the following responses without definition, have the meanings specified in Amendment No. 3. Unless otherwise specified, page numbers refer to pages in Amendment No. 3.

GENERAL

COMMENT 1:               PLEASE CONFIRM THAT ALL MATERIAL TERMS TO BE INCLUDED
                         IN THE FINALIZED AGREEMENTS WILL ALSO BE DISCLOSED IN
                         THE FINAL RULE 424(b) PROSPECTUS, OR THAT FINALIZED
                         AGREEMENTS WILL BE FILED SIMULTANEOUSLY WITH OR PRIOR
                         TO THE FINAL PROSPECTUS. REFER TO ITEM 1100(f) OF
                         REGULATION AB.



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Response:                We confirm that we will disclose all material terms of
                         the transaction agreements in the final Rule 424(b) prospectus.

COMMENT 2:               PLEASE ALSO CONFIRM THAT YOU WILL FILE UNQUALIFIED
                         LEGAL AND TAX OPINIONS AT THE TIME OF EACH TAKEDOWN.

Response:                In connection with filing Amendment No. 3, we have
                         filed unqualified legal and tax opinions as Exhibit 5.1 and Exhibit 8.1, respectively. Accordingly, we respectfully submit that the filing of separate opinions in connection with each takedown is unnecessary.

COMMENT 3:               PLEASE NOTE THAT A TAKEDOWN OFF OF A SHELF THAT
                         INVOLVES ASSETS, STRUCTURAL FEATURES, CREDIT
                         ENHANCEMENT OR OTHER FEATURES THAT WERE NOT DESCRIBED
                         IN THE BASE PROSPECTUS WILL USUALLY REQUIRE EITHER A
                         NEW REGISTRATION STATEMENT, IF TO INCLUDE ADDITIONAL
                         ASSETS, OR A POST-EFFECTIVE AMENDMENT. REFER TO RULE
                         409 OF THE SECURITIES ACT, WHICH REQUIRES THAT THE
                         REGISTRATION STATEMENT BE COMPLETE AT THE TIME OF
                         EFFECTIVENESS, EXCEPT FOR INFORMATION THAT IS NOT KNOWN
                         OR REASONABLY AVAILABLE. PLEASE CONFIRM FOR US THAT THE
                         BASE PROSPECTUS INCLUDES ALL ASSETS, CREDIT
                         ENHANCEMENTS OR OTHER STRUCTURAL FEATURES REASONABLY
                         CONTEMPLATED TO BE INCLUDED IN AN ACTUAL TAKEDOWN.

Response:                We confirm that the base prospectus describes all
                         assets, credit enhancements or other structural features reasonably contemplated to be included in an actual takedown.

PROSPECTUS SUPPLEMENT

THE TOTAL PORTFOLIO,
PAGE S-17

GENERAL

COMMENT 4:               WE NOTE YOUR RESPONSE TO PRIOR COMMENT 6 AND REVISIONS
                         MADE TO PAGE 65 OF THE BASE PROSPECTUS. PLEASE
                         SIMILARLY REVISE TO DISCLOSE HOW BALANCE REDUCTIONS
                         GRANTED FOR REFUNDS, RETURNS, FRAUDULENT CHARGES OR
                         OTHER REASONS ARE APPLIED IN AN APPROPRIATE PLACE IN
                         THIS SECTION OR CROSS REFERENCE. SIMILARLY REVISE IN
                         "THE TRUST PORTFOLIO" SECTION BEGINNING ON PAGE S-21.

Response:                We have revised page S-18 of the prospectus supplement
                         in response to Comment 4.


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COMMENT 5:               WE REISSUE PRIOR COMMENT 17. WE NOTE YOUR REVISION ON
                         PAGE S-17 THAT "ACCOUNT OWNERS HAVE THE DISCRETION TO ESTABLISH THE METHOD AND CRITERIA" FOR SELECTION. ITEM 1111(a)(4), HOWEVER, REQUIRES DISCLOSURE OF SUCH METHOD OR CRITERIA. PLEASE REVISE TO PROVIDE BRACKETED LANGUAGE TO INDICATE THAT YOU WILL DISCLOSE SUCH METHOD OR CRITERIA PRIOR TO EACH TAKEDOWN.

Response:                The account owners select the accounts in their sole
                         discretion, subject only to the eligibility criteria in the transaction documents and any applicable regulatory guidelines. The account owners have in the past considered, and may in the future consider, factors such as product type, tenure of an account and interest rate applicable to an account in determining the accounts to be added to the trust. We have revised the Registration Statement on page S-17 to disclose these considerations.

LOSS AND DELINQUENCY
EXPERIENCE, PAGE S-18

COMMENT 6:               WE REISSUE PRIOR COMMENT 7. PLEASE PRESENT HISTORICAL
                         DELINQUENCY AND LOSS INFORMATION THROUGH THE POINT OF
                         CHARGE OFF. SIMILARLY, PLEASE REVISE THE TABLE FOR THE
                         TRUST PORTFOLIO ON PAGE S-22.

Response:                We have revised pages S-17 to S-21 of the prospectus
                         supplement in response to Comment 6 and to Comment 7 below to present historical delinquency, loss, revenue and payment rate experience for the trust portfolio and to expand the information presented regarding the trust's current delinquency information. Our disclosure includes historical and current delinquency information through the point of charge-off. We also have deleted the previously provided managed portfolio information on the basis that such information, in addition to the trust asset pool information now provided, is not material to investors.

REVENUE EXPERIENCE,
PAGE S-19

COMMENT 7:               PLEASE PROVIDE SIMILAR DISCLOSURE OF REVENUE EXPERIENCE
                         AND PAYMENT RATES WITH RESPECT TO THE ASSET POOL.
                         PLEASE REFER TO ITEM 1111(b)(8) OF REGULATION AB.

Response:                Please see our response to Comment 6 above.


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BASE PROSPECTUS

DERIVATIVE
AGREEMENTS, PAGE 68

COMMENT 8:               WE NOTE YOUR RESPONSE TO PRIOR COMMENT 26 AND REISSUE
                         IN PART. PLEASE DELETE THE REFERENCE TO "OTHER SWAP."
                         IF YOU WANT TO ADD OTHER TYPES OF SWAPS, WE SUGGEST
                         DOING SO IN A POST-EFFECTIVE AMENDMENT WITH FULL
                         DISCLOSURE OF EACH TYPE. ALTERNATIVELY, REVISE TO
                         INCLUDE THAT INFORMATION HERE.

Response:                We have revised pages 68 of the base prospectus in
                         response to Comment 8 to delete the reference to "other swap".

COMMENT 9:               PLEASE DELETE THE REFERENCE TO "CREDIT DEFAULT SWAP."

Response:                We have revised pages 68 of the base prospectus in
                         response to Comment 9 to delete the reference to "credit default swap".

EXHIBIT 4.1

COMMENT 10:              WHEN AVAILABLE, PLEASE PROVIDE US WITH A COPY OF YOUR
                         UPDATED POOLING AND SERVICING AGREEMENT, MARKED TO SHOW
                         CHANGES FROM THE PRIOR POOLING AND SERVICING AGREEMENT,
                         INCLUDING ANY CHANGES MADE TO COMPLY WITH REGULATION
                         AB.

Response:                In connection with filing Amendment No. 3, we have
                         filed the amended and restated pooling and servicing agreement, which incorporates the following amendments:

                                   o  Section 3.05 - Annual certificate of
                                      Servicer to be delivered no later than 60 days following the end of each fiscal year; certificate to cover matters listed in Item 1123 of Regulation AB.

                                   o Section 3.06 - Annual servicing report of independent public accountants to be delivered no later than 60 days following the end of each fiscal year; certificate to cover matters listed in Item 1122 of Regulation AB.

                                   o New Section - The parties agree to provide such additional information as may be reasonably requested to comply with Regulation AB.


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         If you have any questions or comments concerning this response, please do not hesitate to call the undersigned at 212-640-5714 or American Express' outside counsel, Michael Mitchell of Orrick, Herrington & Sutcliffe LLP at 202-339-8479 or Alan Knoll of Orrick at 212-506-5077.

                                   Sincerely,

                                   /s/ Carol V. Schwartz

                                   Carol V. Schwartz, Esq.



cc:    Rolaine S. Bancroft, Esq.
       Alan M. Knoll, Esq.
       Michael H. Mitchell, Esq.


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